ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Textual)	12 Months Ended
	Mar. 31, 2016 USD ($) shares	Mar. 31, 2015 USD ($)
Organization And Summary Of Significant Accounting Policies [Line Items]
Limited Liability Company (LLC) or Limited Partnership (LP), Members or Limited Partners, Ownership Interest	99.00%
Limited Liability Company (LLC) or Limited Partnership (LP), Managing Member or General Partner, Ownership Interest	1.00%
Limited Partners Capital Account Per Units	10
Units of limited partnership interest, authorized | shares	101,500,000
Deferred Tax Assets, Valuation Allowance	$ 603,571	$ 709,402
Impairment loss	$ 1,464,002	2,593,629
Amortization Period Of Acquisition Costs Straight Line Method	27 years 6 months
Impairment Loss Of Acquisition Costs		$ 133,584